Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Income and Expenses Per Segment

Transfer prices between operating segments are on an arm’s length basis in a similar manner to transactions with third parties.

	2025				2024				2023
	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Revenues from external customers	2,064,674	41,745	10,464	2,116,883	1,906,849	56,873	14,349	1,978,071	1,850,238	74,096	25,741	1,950,075
Gross profit	817,310	656	(11,100)	806,866	728,850	2,006	(2,330)	728,526	687,727	723	1,002	689,452
Administrative expenses	(285,527)	(3,222)	(2,789)	(291,538)	(248,047)	(2,848)	(2,488)	(253,383)	(227,459)	(2,692)	(1,816)	(231,967)
Selling and distribution expenses	(90,873)	(1,025)	(887)	(92,785)	(79,696)	(915)	(799)	(81,410)	(68,286)	(766)	(517)	(69,569)
Other operating (expenses) income, net	2,169	(4)	(77,607)	(75,442)	(2,805)	33	72	(2,700)	(13,813)	3	-	(13,810)
Finance income	11,238	13	40	11,291	6,201	33	64	6,298	7,160	9	77	7,246
Finance cost	(93,029)	-	(7)	(93,036)	(100,302)	-	(6)	(100,308)	(104,045)	-	-	(104,045)
Net gain on settlement of derivative financial instruments	-	-	-	-	-	-	-	-	19	-	-	19
Impairment of assets	-	-	-	-	-	-	-	-	(36,551)	-	-	(36,551)
Gain (loss) from exchange difference, net	2,679	(18)	(42)	2,619	(828)	(7)	(1)	(836)	4,932	(6)	7	4,933
Profit (loss) before income tax	363,967	(3,600)	(92,392)	267,975	303,373	(1,698)	(5,488)	296,187	249,684	(2,729)	(1,247)	245,708
Income tax expense	(154,524)	1,530	39,224	(113,770)	(99,673)	558	1,803	(97,312)	(78,050)	853	389	(76,808)
Profit (loss) for the year	209,443	(2,070)	(53,168)	154,205	203,700	(1,140)	(3,685)	198,875	171,634	(1,876)	(858)	168,900

(*)	The “other” segment includes activities that do not meet the threshold for disclosure under IFRS 8.13 and represent non-material operations of the Group (including brine projects). In 2025, the caption Other operating (expenses) income, net, includes expenses associated with the acquisition of Holcim amounting to S/77,625,000.

Schedule of Assets and Liabilities Per Segment
	2025				2024				2023
	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated	Cement, concrete, pavement, mortar and precast	Construction supplies	Others (*)	Consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Segment assets	2,976,370	31,337	95,496	3,103,203	3,021,210	40,583	104,011	3,165,804	3,074,279	46,941	100,266	3,221,486
Other assets (*)	-	-	163	163	-	-	239	239	-	-	249	249
Total assets	2,976,370	31,337	95,659	3,103,366	3,021,210	40,583	104,250	3,166,043	3,074,279	46,941	100,515	3,221,735
Operating liabilities	1,825,277	83,586	3,138	1,912,001	1,879,580	71,901	1,464	1,952,945	1,968,133	62,907	687	2,031,727
Capital expenditure (**)	144,276	-	-	144,276	96,912	-	-	96,912	299,326	-	-	299,326
Depreciation and amortization	(154,164)	(1,033)	(4,284)	(159,481)	(152,584)	(1,189)	(4,473)	(158,246)	(137,968)	(1,468)	(4,759)	(144,195)
Provision of inventory net realizable value and obsolescence	(1,469)	-	-	(1,469)	(6,418)	-	-	(6,418)	(2,956)	-	-	(2,956)

(*)	As of December 31, 2025 and 2024, it corresponds to the financial investment at fair value with changes in OCI for S/ 163,000 and S/239,000, respectively.

(**)	Capital investments amounting to S/144,276,000, S/96,912,000 and S/299,326,000 for the years 2025, 2024 and 2023, respectively, correspond to additions of property, plant and equipment, intangibles and other minor non-current assets.